Consolidated Statements of Loss and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Expenses (recoveries)
Bank charges	$ 3,264	$ 2,562	$ 15,287	$ 10,764
Business development	45,552
Computer system and software	11,651	60,089	94,426	58,230
Consulting and management fees	197,927	67,101	914,617	598,574
Depreciation	109,340	51,326	229,902	86,706
Due diligence expenses			5,565	25,776
Engineering expenses (recoveries)	118,373	(63,612)	105,706	569,145
Foreign exchange loss	167,474	49,920	(109,054)	(10,685)
Interest and accretion	322,280	18,574	74,319	60,638
Investor relations	106,378	51,876	280,249	237,874
Legal and professional fees	606,848	23,744	889,175	138,916
Office and general	56,080	37,454	180,348	185,553
Property maintenance fees			15,069	15,098
Facilities and rent	63,669	15,085	187,832	50,304
Salaries and benefits	995,542	735,648	3,168,008	1,797,783
Stock-based compensation	131,575	1,048,990	11,051,124	666,259
Shareholder communications	33,201		127,747	54,554
Subsidies and recoveries	(31,102)		(41,735)
Transfer agent and regulatory fees	23,017	8,883	107,098	64,371
Travel expenses	84,116	836	409,528	104,880
Costs and Expenses	3,045,185	2,108,476	17,705,211	4,714,740
Other items
Change in fair value of derivative liabilities	(11,559,791)	(14,534)	(5,701,270)	4,979
Loss on recognition of debt host liability	(341,553)		(140,943)
Gain on sale of assets previously written off				37,156
Write-off of equipment			(2,188)
Nonoperating Income (Expense)	(11,901,344)	(14,534)	(5,844,401)	42,135
Net loss for the period	(14,946,529)	(2,123,010)	(23,549,612)	(4,672,605)
Other comprehensive gain (loss)
Foreign currency translation	164,780	(87,762)	(278,066)	(76,806)
Comprehensive loss for the period	$ (14,781,749)	$ (2,210,772)	$ (23,827,678)	$ (4,749,411)
Basic and diluted loss per common share	$ (0.04)	$ (0.01)	$ (0.07)	$ (0.01)
Weighted average number of common shares outstanding – basic and diluted	410,834,167	329,203,182	356,656,854	312,450,631